Consolidated statement of changes in equity - GBP (£) £ in Millions		Called-up share capital	Paid-in equity	Share premium account	Merger reserve	FVOCI reserve	Cash flow hedging reserve		Foreign exchange reserve	Capital redemption reserve	Retained earnings		Own shares held	Shareholders' equity	Non-controlling interests	Ordinary shareholders	Preference shareholders	Total
At 1 January at Dec. 31, 2019		£ 12,094	£ 4,058	£ 1,094		£ 138	£ 35		£ 1,343	£ 0	£ 13,946		£ (42)		£ 9
Ordinary shares issued		35	2,218	17
Share cancellation	[1],[2]									0
Reclassified	[3]		(1,277)
Unrealised (losses)/gains	[4]					76
Realised losses/(gains)	[5]					152
Tax						(6)
Amount recognized in equity	[6]						321
Amount transferred from equity to earnings							(50)
Tax							(77)
Retranslation of net assets									297
Foreign currency (losses)/gains on hedges of net assets									(55)
Tax									6
Recycled to profit or loss on disposal of businesses									17
Profit/(loss) attributable to ordinary shareholders and other equity owners - continuing											(565)
Profit/(loss) attributable to ordinary shareholders and other equity owners - discontinued											193
Equity preference dividends paid											(26)
Paid-in equity dividends paid											(355)
Shares repurchased	[1]												(77)
Unclaimed dividends											2
Redemption/reclassification of paid-in equity gross											(358)
Redemption/reclassification of paid-in equity tax											3
Realised gains/(losses) on FVOCI equity shares gross											(248)
Remeasurement of retirement benefit schemes - gross	[7]										4							£ 4
Remeasurement of retirement benefit schemes - tax	[7]										22
Changes in fair value of credit in financial liabilities designated at FVTPL, gross											(52)							(52)
Changes in fair value of credit in financial liabilities designated at FVTPL, tax											8
Employee share schemes											(11)		95
Share-based payments gross											(5)
Share-based payments tax											(1)
Currency translation adjustments and other movements															17
Profit/(loss) attributable to non-controlling interests															(62)
At 31 December at Dec. 31, 2020		12,129	4,999	1,111	£ 10,881	360	229		1,608	0	12,567		(24)	£ 43,860	(36)	£ 38,367	£ 494	43,824
Ordinary shares issued		37	937	50
Share cancellation	[1],[2]	698								(698)
Reclassified	[3]		(2,046)
Unrealised (losses)/gains	[4]					32
Realised losses/(gains)	[5]					(122)
Tax						(1)
Amount recognized in equity							(687)	[6]										(687)
Amount transferred from equity to earnings							(161)											(161)
Tax							224
Retranslation of net assets									(484)
Foreign currency (losses)/gains on hedges of net assets									88									88
Tax									(17)
Recycled to profit or loss on disposal of businesses									10
Redemption of preference shares										24	(24)	[8]
Profit/(loss) attributable to ordinary shareholders and other equity owners - continuing											2,804
Profit/(loss) attributable to ordinary shareholders and other equity owners - discontinued											464
Equity preference dividends paid											(19)
Paid-in equity dividends paid											(299)
Ordinary dividends paid											(693)
Shares repurchased	[1]										(1,423)	[2]	(383)
Redemption/reclassification of paid-in equity gross											134
Redemption/reclassification of paid-in equity tax											16
Realised gains/(losses) on FVOCI equity shares gross											3
Remeasurement of retirement benefit schemes - gross	[7]										(669)							(669)
Remeasurement of retirement benefit schemes - tax	[7]										168
Changes in fair value of credit in financial liabilities designated at FVTPL, gross											(29)							(29)
Changes in fair value of credit in financial liabilities designated at FVTPL, tax											3
Employee share schemes											8		36
Share-based payments gross											55
Share-based payments tax											10
Currency translation adjustments and other movements															4
Profit/(loss) attributable to non-controlling interests															44
Dividends paid															(5)
At 31 December at Dec. 31, 2021		11,468	3,890	1,161	10,881	269	(395)		1,205	722	12,966		(371)	41,796	7	37,412	£ 494	41,803
Share cancellation	[1],[2]	929								(929)
Unrealised (losses)/gains	[4]					(570)
Realised losses/(gains)	[5]					59
Tax						140
Amount recognized in equity							(2,973)	[6]										(2,973)
Amount transferred from equity to earnings							(304)											(304)
Tax							901
Retranslation of net assets									512
Foreign currency (losses)/gains on hedges of net assets									(266)									(266)
Tax									32
Recycled to profit or loss on disposal of businesses									(5)
Redemption of preference shares	[8]										(750)
Profit/(loss) attributable to ordinary shareholders and other equity owners - continuing											3,851
Profit/(loss) attributable to ordinary shareholders and other equity owners - discontinued											(262)
Paid-in equity dividends paid											(249)
Ordinary dividends paid											(1,205)
Special dividends paid											(1,746)
Shares repurchased	[1],[2]										(2,054)
Redemption/reclassification of paid-in equity tax											(36)
Realised gains/(losses) on FVOCI equity shares gross											113
Realised gains/(losses) on FVOCI equity shares tax											(9)
Remeasurement of retirement benefit schemes - gross	[7]										(840)							(840)
Remeasurement of retirement benefit schemes - tax	[7]										192
Changes in fair value of credit in financial liabilities designated at FVTPL, gross											50							50
Changes in fair value of credit in financial liabilities designated at FVTPL, tax											(2)
Employee share schemes											6		113
Share-based payments gross											7
Share-based payments tax											1
Profit/(loss) attributable to non-controlling interests															6
Dividends paid															(5)
At 31 December at Dec. 31, 2022		£ 10,539	£ 3,890	£ 1,161	£ 10,881	£ (102)	£ (2,771)		£ 1,478	£ 1,651	£ 10,019		£ (258)	£ 36,488	£ 8	£ 32,598		£ 36,496

[1]	In March 2022, there was an agreement with HM Treasury to buy 549.9 million (March 2021 - 591 million) ordinary shares in NatWest Group plc from UK Government Investments Ltd, at 220.5 pence per share (March 2021 - 190.5 pence per share) for the total consideration of £1.22 billion (March 2021 - £1.13 billion). NatWest Group cancelled all 549.9 million of the purchased ordinary shares (March 2021 - NatWest Group cancelled 391 million of the purchased ordinary shares and held the remaining 200 million in own shares held). The nominal value of the share cancellation has been transferred to the capital redemption reserve.
[2]	NatWest Group plc repurchased and cancelled 379.3 million (2021 - 310.8 million) shares for total consideration of £829.3 million (2022 £676.2 million) excluding fees as part of the On Market Share Buyback Programme which has now concluded. The nominal value of the share cancellations has been transferred to the capital redemption reserve.
[3]	In July 2021, paid-in equity was reclassified to liabilities as the result of a call in August 2021 of US$2.65 billion AT1 capital notes.
[4]	Certain assets within this category have been hedged with derivatives which are not in an accounting hedge relationship. The effect of this creates a temporary difference between other comprehensive income and the income statement due to the difference in recognition criteria. This temporary difference is expected to reverse through the income statement over the duration of the hedge.
[5]	In 2020, the completion of the Alawwal bank merger resulted in the derecognition of the associate investment in Alawwal bank and recognition of a new investment in SABB held at fair value through other comprehensive income (FVOCI).
[6]	The unrealised losses on cash flow hedge reserves is mainly driven by deferment of losses on GBP net received fixed swaps as interest rates have increased.
[7]	Following the purchase of ordinary shares from UKGI in Q1 2022, NatWest Group contributed £500 million to its main pension scheme in line with the memorandum of understanding announced on 17 April 2018. After tax relief, this contribution reduced total equity by £365 million. Other material movements came from asset underperformance relative to movements in the schemes’ liabilities over the year. In line with our policy, the present value of defined benefit obligations and the fair value of plan assets at the end of the reporting period, are assessed to identify significant market fluctuations and one-off events since the end of the prior financial year.
[8]	Following an announcement of a Regulatory Call in February 2022, the Series U preference shares were reclassified to liabilities. A £254 million loss was recognised in retained earnings as a result of FX unlocking.